UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total before Non- Controlling Interest	Share Capital	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss [2]	Accumulated Retained Earnings	Non-Controlling Interest
Beginning balance at Dec. 31, 2022	$ 2,900,174	$ 2,500,224	$ 107,226	$ 1,936,746	$ 200,000	$ (5,811)	$ 262,063	$ 399,950
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	(85,659)	(106,408)					(106,408)	20,749
Dividends	(44,537)	(26,695)					(26,695)	(17,842)
Employee stock compensation	3,638	3,638		3,638
Forfeiture of employee stock compensation	(73)	(73)		(73)
Restricted stock units	0		198	(198)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 11)	21,118							21,118
Repurchase and cancellation of treasury shares	(29,448)	(29,448)	(1,397)				(28,051)
Other comprehensive income	1,640	1,640				1,640
Reacquisition of common units of Hilli LLC (note 11)	(215,605)	(251,249)		(251,249)				35,644
Ending balance at Jun. 30, 2023	2,551,248	2,091,629	106,027	1,688,864	200,000	(4,171)	100,909	459,619
Beginning balance at Dec. 31, 2023	2,602,443	2,067,669	104,578	1,691,128	200,000	(5,072)	77,035	534,774
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	101,725	81,127					81,127	20,598
Dividends	(56,708)	(51,971)					(51,971)	(4,737)
Employee stock compensation	4,174	4,174		4,174
Forfeiture of employee stock compensation	(102)	(102)		(102)
Restricted stock units	0		87	(87)
Exercise of share options	342	342	17	325
Proceeds from subscription of equity interest in Gimi MS Corporation (note 11)	27,278							27,278
Repurchase and cancellation of treasury shares	(14,180)	(14,180)	(679)				(13,501)
Other comprehensive income	(963)	(963)				(963)
Ending balance at Jun. 30, 2024	$ 2,664,009	$ 2,086,096	$ 104,003	$ 1,695,438	$ 200,000	$ (6,035)	$ 92,690	$ 577,913

[1]	Contributed Surplus is “capital” that can be returned to stockholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at June 30, 2024 and 2023, our accumulated other comprehensive loss consisted of (i) $5.0 million and $3.6 million losses in relation to our pension and post-retirement benefit plan and $1.0 million and (ii) $0.6 million for our share of equity method investment’s comprehensive losses, respectively.